Property and Equipment Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	June 30, 2014	December 31,2013
Research and development equipment	$-	$686,673
Leasehold improvements	-	153,161
Information technology equipment	30,259	105,319
Furniture and office equipment	10,161	78,678
Software	-	9,386
	40,420	1,033,217
Less accumulated depreciation	(17,837)	(1,007,176)
Total property and equipment, net	$22,583	$26,041

Depreciation expense was $1,730 and $3,458, for the three and six-month periods ended June 30, 2014, respectively. Depreciation expense was $537 and $1,073, for the three and six-month periods ended June 30, 2013, respectively.

During the three and six month periods ended June 30, 2014, the Company recognized a loss of $0 related to the impairment of idle equipment and abandoned improvements and software.

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of December 31:

	2013	2012
Research and development equipment	$686,673	$686,673
Leasehold improvements	153,161	153,161
Furniture and office equipment	78,678	78,678
Information technology equipment	105,319	75,060
Software	9,386	9,386
	1,033,217	1,002,958
Less accumulated depreciation	(1,007,176)	(1,001,554)
Total property and equipment, net	$26,041	$1,404

Depreciation expense was $5,622, $92,596, and $1,007,176, for the years ended December 31, 2013 and 2012, and for the period from inception (March 23, 2006) to December 31, 2013, respectively.